[Dechert LLP Letterhead]

May 4, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)
File Nos. 333-37115 and 811-8399

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that, with the exception of the Administrative Class Prospectus for the Portfolios, the forms of each Prospectus that would have been filed, with respect to the Trust’s Administrative Class and Institutional Class shares, under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 15, which was filed electronically with the Securities and Exchange Commission on April 30, 2004.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3469.

Very truly yours,

/s/ Frederick B. Lohr